Income Taxes - (Narrative) (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 28, 2019	Mar. 29, 2019	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net deferred tax liabilities	$ 192.5					$ 201.7	$ 192.5
Basis differences in investments outside the U.S.						$ 220.0
TCJA, effect on income tax expense, transition tax							36.0
TCJA, effect on income tax expense, remeasured deferred tax assets and liabilities							$ 73.0
Effective tax rate				19.60%	22.90%	23.40%	22.10%	32.30%
Net discrete tax charges (as a percent)						0.60%	9.00%	0.60%
Employee service share-based compensation, tax benefit from exercise of stock options						$ 5.0	$ 8.0	$ 9.0
Excess tax benefit from share-based compensation, operating activities						3.0	5.0	6.0
Net operating loss carryforwards						141.0
Operating loss carryforwards, valuation allowances						91.0
Gross unrecognized tax benefits	$ 37.4					27.2	37.4	49.2	$ 40.6
Recognized potential interest and penalties						1.0	$ 3.0	$ 2.0
Unrecognized tax benefits that would impact effective tax rate						26.0
Estimated reduction in unrecognized tax benefits within twelve months						$ 0.2
Net discrete tax benefits		$ 5.0	$ 5.0		$ 0.2
Statutory federal income tax rate	21.00%				21.00%	21.00%	35.00%	35.00%
Tax liability related to uncertain tax positions associated with Envista businesses				$ 20.0
Uncertain tax positions				$ 6.0
United States | Entity
Net deferred tax liabilities	$ 134.0					$ 149.0	$ 134.0
International | Entity
Net deferred tax liabilities	59.0					53.0	59.0
Continuing operations
Gross unrecognized tax benefits	37.0					27.0	37.0
Unrecognized tax benefits, net of offsetting indirect tax benefits	35.0					26.0	35.0
Unrecognized tax benefits, indirect tax benefits	9.0					6.0	9.0
Potential interest and penalties	$ (7.0)					$ (5.0)	$ (7.0)
Minimum
Net discrete tax charges (as a percent)						1.00%	1.00%
Maximum
Net discrete tax charges (as a percent)						1.30%	1.30%